Dear Policyowner:

The U. S. stock market showed strong gains overall once again in 1999. While gains were concentrated in the "dot coms" and other technology stocks, the broad-based market outperformed historical averages, even though approximately half of all stocks suffered declines for the year. Interest rate increases in the latter half of the year didn't seem to dampen the enthusiasm, but did depress returns in the bond market. After a down year in 1998, many of the developing international markets rebounded in 1999. These results are reflected in the very attractive 1999 returns of the subaccounts of MEMBERS(R) Variable Universal Life.

                       MEMBERS(R) Variable Universal Life

                                               Percent increase in
                                            Unit Value for Type I from
           Subaccount                       12/31/98 through 12/31/99

          Money Market                                  3.9%
          Treasury 2000                                 2.2%
          Bond                                         -0.2%
          Balanced                                     13.5%
          Growth and Income Stock                      16.9%
          Capital Appreciation Stock                   24.1%
          International Stock                          32.1%
          Global Governments                           -3.4%
          Emerging Growth                              75.2%

The CUNA Mutual Life Variable Account invests in mutual funds. The results shown above reflect the deduction of the separate account level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

We recently introduced a new variable universal life product, MEMBERS(R) Variable Universal Life II, which will also be covered in this booklet. The product was introduced in November of 1999, and therefore, unit price changes for the entire year are not available for that product. However, you will find information on the variable subaccounts and the underlying funds in the following pages.

This booklet is divided into several sections. Each section contains the annual report for a component of MEMBERS(R) Variable Universal Life and MEMBERS(R) Variable Universal Life II. The first section contains the following reports for the CUNA Mutual Life Variable Account:

         Statement of Assets and Liabilities......... page  2
         Statement of Operations..................... page  4
         Statement of Changes in Net Assets.......... page  7
         Notes to the Financial Statements........... page 10
         Report of Independent Accountants........... page 15

The remaining sections of this booklet contain the annual reports for the mutual funds:

(1) the Ultra Series Fund which includes the Mid-Cap Stock Fund (available in MEMBERS VUL II only), Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund, and T2000 Fund (MEMBERS VUL only);

(2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.;

(3) the MFS(R) Global Governments SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM,

(4) the Oppenheimer High Income Fund of the Oppenheimer Variable Account Funds (VUL II only); and

(5) the Templeton Developing Markets Fund of the Templeton Variable Products Series Fund (VUL II only).

MEMBERS(R) Variable Universal Life and MEMBERS(R) Variable Universal Life II provide you with both life insurance protection and investment alternatives you need to meet your long term asset accumulation goals. We look forward to serving you in the years to come. Thank you for giving us the opportunity to do so.

Sincerely,



/s/ Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 1999


                                                                                                                           Capital
                                                  Money        Treasury                                   Growth and    Appreciation
                                                 Market          2000          Bond         Balanced     Income Stoc        Stock
Assets:                                        Subaccount     Subaccount    Subaccount     Subaccount     Subaccount     Subaccount
Investments in Ultra Series Fund:
   (note 2)

Money Market Fund,
   4,415,709 shares at net asset value of
   $1.00 per share (cost $4,415,709)           $4,415,709    $        --    $        --    $       --    $        --    $         --

Treasury 2000 Fund,
   185,786 shares at net asset value
   of $10.23 per share (cost $1,730,401)               --      1,901,140             --            --             --              --

Bond Fund,
   386,266 shares at net asset value
   of $10.05 per share (cost $4,031,809)               --             --      3,880,772            --             --              --

Balanced Fund,
   3,856,328 shares at net asset value
   of $20.44 per share (cost $57,606,958)              --             --             --    78,807,130             --              --

Growth and Income Stock Fund,
   3,049,577 shares at net asset value
   of $33.58 per share (cost $64,521,628)              --             --             --            --    102,397,680

Capital Appreciation Stock Fund,
   1,650,768 shares at net asset value of
   $25.59 per share (cost $26,563,974)                 --             --             --            --             --      42,243,240
                                              -----------    -----------    -----------    ----------    -----------      ----------
      Total assets                              4,415,709      1,901,140      3,880,772    78,807,130    102,397,680      42,243,240
                                              -----------    -----------    -----------    ----------    -----------      ----------

Liabilities:
Accrued adverse mortality and
   expense charges                                  3,512            795          2,983        59,572         76,580          31,271
                                              -----------    -----------    -----------    ----------    -----------      ----------
      Total liabilities                             3,512            795          2,983        59,572         76,580          31,271
                                              -----------    -----------    -----------    ----------    -----------      ----------
      Net assets                               $4,412,197     $1,900,345     $3,877,789   $78,747,558   $102,321,100     $42,211,969
                                              ===========    ===========    ===========    ==========    ===========      ==========

Policyowners Equity:
    Net Assets: Type 1                         $4,412,197     $1,900,345     $3,876,719   $78,664,114   $102,280,992     $42,196,596
    Outstanding units: Type 1 (note 5)            220,755        204,654        139,585     1,593,968      1,246,783       1,333,827
    Net asset value per unit: Type 1               $19.99          $9.29         $27.77        $49.35         $82.04          $31.64
                                              ===========    ===========    ===========    ==========    ===========      ==========

    Net Assets: Type 2                                 --             --         $1,070       $83,444        $40,108         $15,373
    Outstanding units: Type 2 (note 5)                 --             --            107         8,270          3,979           1,481
    Net asset value per unit: Type 2                   --             --         $10.00        $10.09         $10.08          $10.38
                                              ===========    ===========    ===========    ==========    ===========      ==========


See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Assets and Liabilities, continued
                                December 31, 1999


                                                 Mid-Cap     International    Global        Emerging         High         Developing
                                                  Stock          Stock      Governments      Growth         Income          Markets
Assets:                                        Subaccount     Subaccount    Subaccount     Subaccount     Subaccount      Subaccount
Investments in Ultra Series Fund:
   (note 2)

Mid-Cap Stock Fund,
   409 shares at net asset value of
   $11.15 per share (cost $4,449)                  $4,562     $       --      $      --     $      --      $      --       $      --

Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   439,418 shares at net asset value of
   $19.04 per share (cost $5,697,317)                  --      8,366,511             --            --             --              --

Investments in MFS(R) Variable Insurance
   TrustSM:  Global Governments Series,
   61,767 shares at net asset value of
   $10.03 per share (cost $633,127)                    --             --        619,522            --             --              --

Investments in MFS(R) Variable Insurance
   TrustSM:  Emerging Growth Series,
   402,628 shares at net asset value of
   $37.94 per share (cost $7,237,010)                  --             --             --    15,275,690             --              --

Investments in Oppenheimer
Variable Account Funds:
   High Income Series,
   100 shares at net asset value of
   $10.72 per share (cost $1,073)                      --             --             --            --          1,076              --

Investments in Templeton
Variable Products Series Fund:
   Developing Markets Series,
   160 shares at net asset value of
   $7.74 per share (cost $1,183)                       --             --             --            --             --           1,238
                                               ----------     ----------     ----------    ----------      ---------       ---------
      Total assets                                  4,562      8,366,511        619,522    15,275,690          1,076           1,238
                                               ----------     ----------     ----------    ----------      ---------       ---------

Liabilities:
Accrued adverse mortality and
   expense charges                                      1          6,007            482        10,132             --              --
                                               ----------     ----------     ----------    ----------      ---------       ---------
      Total liabilities                                 1          6,007            482        10,132             --              --
                                               ----------     ----------     ----------    ----------      ---------       ---------
      Net assets                                   $4,561     $8,360,504       $619,040   $15,265,558         $1,076          $1,238
                                               ==========     ==========     ==========    ==========      =========       =========

Policyowners Equity:
    Net Assets: Type 1                                 --     $8,354,873       $617,980   $15,259,897             --              --
    Outstanding units: Type 1 (note 5)                 --        446,501         51,976       536,259             --              --
    Net asset value per unit: Type 1                   --         $18.71         $11.89        $28.46             --              --
                                               ==========     ==========     ==========    ==========      =========       =========

    Net Assets: Type 2                             $4,561         $5,631         $1,060        $5,661         $1,076          $1,238
    Outstanding units: Type 2 (note 5)                439            497            106           454            107             118
    Net asset value per unit: Type 2               $10.39         $11.33         $10.00        $12.47         $10.03          $10.53
                                               ==========     ==========     ==========    ==========      =========       =========


See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            Statements of Operations
                  Years ended December 31, 1999, 1998 and 1997


                                                       MONEY MARKET SUBACCOUNT                      TREASURY 2000 SUBACCOUNT

Investment income (loss):                     1999            1998          1997               1999           1998          1997

  Dividend income                           $156,541       $123,985        $85,594           $105,875       $106,291      $106,851
  Adverse mortality and expense charges
   (note 3)                                  (29,935)       (22,312)       (15,448)           (16,680)       (15,826)      (14,583)
                                           ---------      ---------      ---------         ----------     ----------     ---------
Net investment income (loss)                 126,606        101,673         70,146             89,195         90,465        92,268
                                           ---------      ---------      ---------         ----------     ----------     ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                     --             --             --                 --             --            --
   Proceeds from sale of securities        4,009,628      2,979,908      4,634,860                 --             --            --
   Cost of securities sold                (4,009,628)    (2,979,908)    (4,634,860)                --             --            --
                                           ---------      ---------      ---------         ----------     ----------     ---------
Net realized gain (loss) on security
  transactions                                    --             --             --                 --             --            --
  Net change in unrealized appreciation
   or depreciation on investments                 --             --             --            (49,994)        21,682         1,846
                                           ---------      ---------      ---------         ----------     ----------     ---------
Net gain (loss) on investments                    --             --             --            (49,994)        21,682         1,846
                                           ---------      ---------      ---------         ----------     ----------     ---------
Net increase (decrease) in net assets
  resulting from operations                 $126,606       $101,673        $70,146            $39,201       $112,147       $94,114
                                           =========      =========      =========         ==========     ==========     =========


                                                         BOND SUBACCOUNT                             BALANCED SUBACCOUNT

Investment income (loss):                     1999            1998          1997               1999           1998          1997

  Dividend income                           $223,032       $196,337       $136,739         $1,995,000     $1,934,712    $2,062,026
  Adverse mortality and expense charges
   (note 3)                                  (34,792)       (30,006)       (23,285)          (675,563)      (577,128)     (509,762)
                                           ---------      ---------      ---------          ---------      ---------     ---------
Net investment income (loss)                 188,240        166,331        113,454          1,319,437      1,357,584     1,552,264
                                           ---------      ---------      ---------          ---------      ---------     ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                     57          2,477            379          1,743,848          3,744       758,320
   Proceeds from sale of securities          585,790        441,318        402,615          6,404,678      4,012,722     4,525,247
   Cost of securities sold                  (583,986)      (426,398)      (394,979)        (4,654,847)    (3,159,159)   (3,785,014)
                                           ---------      ---------      ---------          ---------      ---------     ---------
Net realized gain (loss) on security
  transactions                                 1,861         17,397          8,015          3,493,679        857,307     1,498,553
  Net change in unrealized appreciation
   or depreciation on investments           (197,060)       (14,556)        41,691          4,544,788      5,340,950     5,202,066
                                           ---------      ---------      ---------          ---------      ---------     ---------
Net gain (loss) on investments              (195,199)         2,841         49,706          8,038,467      6,198,257     6,700,619
                                           ---------      ---------      ---------          ---------      ---------     ---------
Net increase (decrease) in net assets
  resulting from operations                  ($6,959)      $169,172       $163,160         $9,357,904     $7,555,841    $8,252,883
                                           =========      =========      =========          =========      =========     =========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Operations, continued
                  Years ended December 31, 1999, 1998 and 1997


                                              GROWTH AND INCOME STOCK SUBACCOUNT             CAPITAL APPRECIATION STOCK SUBACCOUNT

Investment income (loss):                     1999            1998          1997               1999           1998          1997

Dividend income                             $916,870       $869,525       $778,858            $33,412        $88,433      $119,794
 Adverse mortality and expense charges
(note 3)                                    (870,409)      (691,564)      (527,025)          (328,898)      (259,874)     (182,627)
                                            --------      ---------      ---------          ---------       --------      --------
Net investment income (loss)                  46,461        177,961        251,833           (295,486)      (171,441)      (62,833)
                                            --------      ---------      ---------          ---------       --------      --------
Realized and  unrealized  gain (loss)
  on investments:
  Realized  gain (loss) on security
   transactions:
Capital gain distributions                 6,072,033      3,106,051      1,145,587          3,266,215        769,968       317,275
Proceeds from sale of securities           4,764,654      3,497,748      3,033,581          2,779,984      1,770,807     1,795,596
Cost of securities sold                   (2,809,713)    (2,160,207)    (2,103,099)        (1,731,081)    (1,192,638)   (1,354,057)
                                           ---------      ---------      ---------          ---------      ---------     ---------
Net realized gain (loss) on security
transactions                               8,026,974      4,443,592      2,076,069          4,315,118      1,348,137       758,814
Net change in unrealized appreciation
or depreciation on investments             6,432,344      7,377,335     12,852,455          4,111,612      4,151,868     4,563,309
                                          ----------     ----------     ----------          ---------      ---------     ---------
Net gain (loss) on investments            14,459,318     11,820,927     14,928,524          8,426,730      5,500,005     5,322,123
                                          ----------     ----------     ----------          ---------      ---------     ---------
Net increase (decrease) in net assets
resulting from operations                $14,505,779    $11,998,888    $15,180,357         $8,131,244     $5,328,564    $5,259,290
                                          ==========     ==========     ==========          =========      =========     =========


                                                         MID-CAP STOCK SUBACCOUNT                 INTERNATIONAL STOCK SUBACCOUNT

Investment income (loss):                     1999*                                            1999           1998          1997

  Dividend income                                 $1                                          $30,258        $90,596       $99,113
  Adverse mortality and expense
charges (note 3)                                  (1)                                         (58,716)       (47,908)      (32,130)
                                             -------                                        ---------       --------       -------
Net investment income (loss)                      --                                          (28,458)        42,688        66,983
                                             -------                                        ---------       --------       -------
Realized and  unrealized  gain (loss)
  on investments:
  Realized  gain (loss) on security
   transactions:
Capital gain distributions                        78                                           95,097             --            --
Proceeds from sale of securities                  14                                          648,203        491,409       235,721
Cost of securities sold                          (14)                                        (619,493)      (442,671)     (211,895)
                                             -------                                        ---------       --------       -------
Net realized gain (loss) on security
transactions                                      78                                          123,807         48,738        23,826
Net change in unrealized appreciation
or depreciation on investments                   113                                        1,926,801        608,851       (62,452)
                                             -------                                        ---------       --------       -------
Net gain (loss) on investments                   191                                        2,050,608        657,589       (38,626)
                                             -------                                        ---------       --------       -------
Net increase (decrease) in net assets
resulting from operations                       $191                                       $2,022,150       $700,277       $28,357
                                             =======                                        =========       ========       =======


See accompanying notes to financial statements.
*The data is for the period beginning November 8, 1999 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Operations, continued
                  Years ended December 31, 1999, 1998 and 1997


                                                 GLOBAL GOVERNMENTS SUBACCOUNT                    EMERGING GROWTH SUBACCOUNT

Investment income (loss):                     1999            1998          1997               1999           1998          1997

Dividend income                              $35,810         $8,821         $7,143         $       --        $45,309      $     --
 Adverse mortality and expense charges
(note 3)                                      (6,651)        (6,487)        (3,401)           (81,732)       (48,583)      (21,660)
                                            --------       --------        -------          ---------       --------       -------
Net investment income (loss)                  29,159          2,334          3,742            (81,732)        (3,274)      (21,660)
                                            --------       --------        -------          ---------       --------       -------
Realized and  unrealized  gain (loss)
  on investments:
  Realized  gain (loss) on security
   transactions:
Capital gain distributions                        --             --             --                 --             --            --
Proceeds from sale of securities             289,685         92,387         65,919            841,070        448,520       234,899
Cost of securities sold                     (289,946)       (90,661)       (66,515)          (590,062)      (373,845)     (222,640)
                                            --------       --------        -------          ---------       --------       -------
Net realized gain (loss) on security
transactions                                    (261)         1,726           (596)           251,008         74,675        12,259
Net change in unrealized appreciation
or depreciation on investments               (57,288)        44,633         (5,796)         6,126,859      1,524,641       384,388
                                            --------       --------        -------          ---------       --------
Net gain (loss) on investments               (57,549)        46,359         (6,392)         6,377,867      1,599,316       396,647
                                            --------       --------        -------          ---------      ---------      --------
Net increase (decrease) in net assets
resulting from operations                   ($28,390)       $48,693        ($2,650)        $6,296,135     $1,596,042      $374,987
                                            ========       ========        =======          =========      =========      ========


                                                   HIGH INCOME SUBACCOUNT                      DEVELOPING MARKETS SUBACCOUNT

Investment income (loss):                     1999*                                            1999*

  Dividend income                          $      --                                        $      --
  Adverse mortality and expense
charges (note 3)                                  --                                               --
                                             -------                                          -------
Net investment income (loss)                      --                                               --
                                             -------                                          -------
Realized and  unrealized  gain (loss)
  on investments:
  Realized  gain (loss) on security
   transactions:
Capital gain distributions                        --                                               --
Proceeds from sale of securities                  --                                               --
Cost of securities sold                           --                                               --
                                             -------                                          -------
Net realized gain (loss) on security
transactions                                      --                                               --
Net change in unrealized appreciation
or depreciation on investments                     3                                               55
                                             -------                                          -------
Net gain (loss) on investments                     3                                               55
                                             -------                                          -------
Net increase (decrease) in net assets
resulting from operations                         $3                                              $55
                                             =======                                          =======


See accompanying notes to financial statements.
*The data is for the period beginning November 8, 1999 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Changes in Net Assets
                  Years ended December 31, 1999, 1998 and 1997


                                                      MONEY MARKET SUBACCOUNT                      TREASURY 2000 SUBACCOUNT

Operations:                                   1999            1998          1997               1999           1998          1997

  Net investment income (loss)              $126,606       $101,673        $70,146            $89,195        $90,465       $92,268
  Net realized gain (loss) on
   security transactions                          --             --             --                 --             --            --
  Net change in unrealized appreciation
   or depreciation on investments                 --             --             --            (49,994)        21,682         1,846
                                          ----------     ----------     ----------         ----------     ----------    ----------
   Change in net assets from
    operations                               126,606        101,673         70,146             39,201        112,147        94,114
                                          ----------     ----------     ----------         ----------     ----------    ----------
Capital unit transactions (note 5):
Proceeds from sale of units                5,200,600      4,485,112      6,190,640            371,536        447,349       621,004
  Cost of units repurchased               (4,530,276)    (3,592,636)    (5,367,244)          (344,910)      (424,204)     (599,303)
                                          ----------     ----------     ----------         ----------     ----------    ----------
   Change in net assets from capital
    unit transactions                        670,324        892,476        823,396             26,626         23,145        21,701
                                          ----------     ----------     ----------         ----------     ----------    ----------
Increase (decrease) in net assets            796,930        994,149        893,542             65,827        135,292       115,815
Net assets:
  Beginning of period                      3,615,267      2,621,118      1,727,576          1,834,518      1,699,226     1,583,411
                                          ----------     ----------     ----------         ----------     ----------    ----------
  End of period                           $4,412,197     $3,615,267     $2,621,118         $1,900,345     $1,834,518    $1,699,226
                                          ==========     ==========     ==========         ==========     ==========    ==========


                                                         BOND SUBACCOUNT                              BALANCED SUBACCOUNT

Operations:                                   1999            1998          1997               1999           1998          1997
  Net investment income (loss)              $188,240       $166,331       $113,454         $1,319,437     $1,357,584    $1,552,264
  Net realized gain (loss) on
   security transactions                       1,861         17,397          8,015          3,493,679        857,307     1,498,553
  Net change in unrealized appreciation
   or depreciation on investments           (197,060)       (14,556)        41,691          4,544,788      5,340,950     5,202,066
                                          ----------     ----------     ----------         ----------     ----------    ----------
   Change in net assets from
    operations                                (6,959)       169,172        163,160          9,357,904      7,555,841     8,252,883
                                          ----------     ----------     ----------         ----------     ----------    ----------

Capital unit transactions (note 5):
  Proceeds from sale of units              1,186,455      1,182,649      1,162,322         14,839,213     10,811,007    10,763,242
  Cost of units repurchased                 (918,722)      (772,448)      (705,363)       (14,209,808)   (10,309,524)  (10,663,916)
                                          ----------     ----------     ----------         ----------     ----------    ----------
   Change in net assets from capital
    unit transactions                        267,733        410,201        456,959            629,405        501,483        99,326
                                          ----------     ----------     ----------         ----------     ----------    ----------
Increase (decrease) in net assets            260,774        579,373        620,119          9,987,309      8,057,324     8,352,209
Net assets:
  Beginning of period                      3,617,015      3,037,642      2,417,523         68,760,249     60,702,925    52,350,716
                                          ----------     ----------     ----------         ----------     ----------    ----------
  End of period                           $3,877,789     $3,617,015     $3,037,642        $78,747,558    $68,760,249   $60,702,925
                                          ==========     ==========     ==========         ==========     ==========    ==========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Changes in Net Assets, continued
                  Years ended December 31, 1999, 1998 and 1997


                                               GROWTH AND INCOME STOCK SUBACCOUNT               CAPITAL APPRECIATION SUBACCOUNT

Operations:                                   1999            1998          1997               1999           1998          1997

  Net investment income (loss)               $46,461       $177,961       $251,833          ($295,486)     ($171,441)     ($62,833)
  Net realized gain (loss) on
   security transactions                   8,026,974      4,443,592      2,076,069          4,315,118      1,348,137       758,814
  Net change in unrealized appreciation
   or depreciation on investments          6,432,344      7,377,335     12,852,455          4,111,612      4,151,868     4,563,309
                                         -----------     ----------     ----------         ----------     ----------    ----------
   Change in net assets from
    operations                            14,505,779     11,998,888     15,180,357          8,131,244      5,328,564     5,259,290
                                         -----------     ----------     ----------         ----------     ----------    ----------
Capital unit transactions (note 5):
  Proceeds from sale of units             17,312,510     15,135,142     16,677,681          7,912,873      7,807,048     9,240,958
  Cost of units repurchased              (14,188,868)   (11,770,989)   (10,282,732)        (6,897,886)    (5,420,620)   (4,699,419)
                                         -----------     ----------     ----------         ----------     ----------    ----------
   Change in net assets from capital
    unit transactions                      3,123,642      3,364,153      6,394,949          1,014,987      2,386,428     4,541,539
                                         -----------     ----------     ----------         ----------     ----------    ----------
Increase (decrease) in net assets         17,629,421     15,363,041     21,575,306          9,146,231      7,714,992     9,800,829
Net assets:
  Beginning of period                     84,691,679     69,328,638     47,753,332         33,065,738     25,350,746    15,549,917
                                         -----------     ----------     ----------         ----------     ----------    ----------
  End of period                         $102,321,100    $84,691,679    $69,328,638        $42,211,969    $33,065,738   $25,350,746
                                         ===========     ==========     ==========         ==========     ==========    ==========


                                                   MID-CAP STOCK SUBACCOUNT                     INTERNATIONAL STOCK SUBACCOUNT
Operations:                                   1999*                                            1999           1998          1997

  Net investment income (loss)              $     --                                         ($28,458)       $42,688       $66,983
  Net realized gain (loss) on
   security transactions                          78                                          123,807         48,738        23,826
  Net change in unrealized appreciation
   or depreciation on investments                113                                        1,926,801        608,851       (62,452)
                                            --------                                        ---------      ---------     ---------
   Change in net assets from
    operations                                   191                                        2,022,150        700,277        28,357
                                            --------                                        ---------      ---------     ---------
Capital unit transactions (note 5):
  Proceeds from sale of units                  4,450                                        1,876,821      1,897,345     2,721,533
  Cost of units repurchased                      (80)                                      (1,361,528)    (1,227,692)     (904,022)
                                            --------                                        ---------      ---------     ---------
   Change in net assets from capital
    unit transactions                          4,370                                          515,293        669,653     1,817,511
                                            --------                                        ---------      ---------     ---------
Increase (decrease) in net assets              4,561                                        2,537,443      1,369,930     1,845,868
Net assets:
  Beginning of period                             --                                        5,823,061      4,453,131     2,607,263
                                            --------                                        ---------      ---------     ---------
  End of period                               $4,561                                       $8,360,504     $5,823,061    $4,453,131
                                            ========                                        =========      =========     =========

See accompanying notes to financial statements.
*The data is for the period beginning November 8, 1999 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Changes in Net Assets, continued
                  Years ended December 31, 1999, 1998 and 1997


                                                  GLOBAL GOVERNMENTS SUBACCOUNT                   EMERGING GROWTH SUBACCOUNT
Operations:                                   1999            1998          1997               1999           1998          1997

  Net investment income (loss)               $29,159         $2,334         $3,742           ($81,732)       ($3,274)     ($21,660)
  Net realized gain (loss) on
   security transactions                        (261)         1,726           (596)           251,008         74,675        12,259
  Net change in unrealized appreciation
   or depreciation on investments            (57,288)        44,633         (5,796)         6,126,859      1,524,641       384,388
                                           ---------      ---------      ---------         ----------      ---------     ---------
   Change in net assets from
    operations                               (28,390)        48,693         (2,650)         6,296,135      1,596,042       374,987
                                           ---------      ---------      ---------         ----------      ---------     ---------
Capital unit transactions (note 5):
  Proceeds from sale of units                222,897         85,855        530,877          3,957,172      2,707,434     3,238,087
  Cost of units repurchased                 (312,920)      (118,224)       (95,423)        (2,023,998)    (1,321,467)     (749,413)
                                           ---------      ---------      ---------         ----------      ---------     ---------
   Change in net assets from capital
    unit transactions                        (90,023)       (32,369)       435,454          1,933,174      1,385,967     2,488,674
                                           ---------      ---------      ---------         ----------      ---------     ---------
Increase (decrease) in net assets           (118,413)        16,324        432,804          8,229,309      2,982,009     2,863,661
Net assets:
  Beginning of period                        737,453        721,129        288,325          7,036,249      4,054,240     1,190,579
                                           ---------       --------      ---------         ----------      ---------     ---------
  End of period                             $619,040       $737,453       $721,129        $15,265,558     $7,036,249    $4,054,240
                                           =========      =========      =========         ==========      =========     =========


                                                     HIGH INCOME SUBACCOUNT                      DEVELOPING MARKETS SUBACCOUNT
Operations:                                   1999*                                            1999*

  Net investment income (loss)              $     --                                         $     --
  Net realized gain (loss) on
   security transactions                          --                                               --
  Net change in unrealized appreciation
   or depreciation on investments                  3                                               55
                                            --------                                        ---------
   Change in net assets from
    operations                                     3                                               55
                                            --------                                        ---------
Capital unit transactions (note 5):
  Proceeds from sale of units                  1,075                                            1,189
  Cost of units repurchased                       (2)                                              (6)
                                            --------                                        ---------
   Change in net assets from capital
    unit transactions                          1,073                                            1,183
                                            --------                                        ---------
Increase (decrease) in net assets              1,076                                            1,238
Net assets:
  Beginning of period                             --                                               --
                                            --------                                        ---------
  End of period                               $1,076                                           $1,238
                                            ========                                        =========


See accompanying notes to financial statements.
*The data is for the period beginning November 8, 1999 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          Notes to Financial Statements

(1)   Organization

      The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Account was established as a separate investment account within CUNA Mutual Life Insurance Company to receive and invest net premiums paid under flexible premium variable life insurance policies.

      Although the assets of the Account are the property of CUNA Mutual Life Insurance Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which CUNA Mutual Life Insurance Company may conduct.

      The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in CUNA Mutual Life Insurance Company's general account to cover death benefits in excess of the accumulated value.


(2)   Significant Accounting Policies

      Investments

      The Account currently is divided into twelve subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

      Ultra  Series Fund  currently  has seven  funds  available  as  investment options under the policies. T. Rowe Price International Fund, Inc., Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund have one fund available as an investment option and MFS(R) Variable Insurance TrustSM has two funds available as an investment option. MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund also have other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

      CIMCO Inc. (CIMCO) serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. CUNA Mutual Life Insurance Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

      Rowe Price-Fleming International, Inc. (RPFI) serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc.

      Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Global Governments Series (formerly known as the MFS World Governments Series) and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM.

      OppenheimerFunds, Inc. (the Manager) serves as the investment adviser to the Oppenheimer High Income Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

      Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Fund: Class 2 and manages its assets and makes its investments decisions.

      The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

      Federal Income Taxes

      The operations of the Account form a part of the operations of CUNA Mutual Life Insurance Company and are not taxed separately. CUNA Mutual Life Insurance Company does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the Account. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by CUNA Mutual Life Insurance Company in the future, a charge to the Account may be assessed.

      Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)   Fees and Charges

      Policy Charges

      In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by CUNA Mutual Life Insurance Company by redeeming an appropriate number of units for each policy.

      Administrative Fee: CUNA Mutual Life Insurance Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, CUNA Mutual Life Insurance Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

      Deferred Contingent Sales and Administrative Charges: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with CUNA Mutual Life Insurance Company crediting additional amounts at its discretion.

      Policy Fee: CUNA Mutual Life Insurance Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

      Cost of Insurance and Additional Benefits Provided: CUNA Mutual Life Insurance Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

      Variable Account Charges

      Mortality and Expense Risk Charge: CUNA Mutual Life Insurance Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of 0.90% of the average daily net asset value of the Account. These charges will be deducted by CUNA Mutual Life Insurance Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)   Investment Transactions

      The  cost  of  shares  purchased,   including   reinvestment  of  dividend
distributions, during the year ended December 31, 1999, was as follows:

      Money Market Fund..........................................   $4,809,236
      Treasury 2000 Fund.........................................        9,355
      Bond Fund..................................................    1,043,913
      Balanced Fund..............................................   10,140,150
      Growth and Income Stock Fund...............................   14,062,665
      Capital Appreciation Stock Fund............................    6,789,057
      Mid-Cap Stock Fund.........................................        4,463
      International Stock Portfolio..............................    1,234,716
      Global Governments Series..................................      229,122
      Emerging Growth Series.....................................    2,700,937
      High Income Fund...........................................        1,073
      Developing Markets Fund....................................        1,183

(5)   Unit Activity from Contract Transactions
      Transactions in units of each subaccount of the Account for the years ended December 31, 1999, 1998 and 1997 were as follows:

                                    Money                     Treasury
                                   Market                       2000                       Bond                     Balanced
                                 Subaccount                  Subaccount                 Subaccount                 Subaccount
                             -------------------         -------------------        -------------------        -------------------
                            Type 1       Type 2         Type 1       Type 2*       Type 1       Type 2         Type 1       Type 2
Outstanding at
  December 31, 1996          97,454           --        196,670                     97,412           --      1,567,551           --
Sold                        342,456           --         77,604                     45,022           --        297,548           --
Repurchased                (298,002)          --        (75,054)                   (27,507)          --       (296,125)          --
                           --------     --------        -------                    -------      -------       --------      -------
Outstanding at
  December 31, 1997         141,908           --        199,220                    114,927           --      1,568,974           --
Sold                        236,364           --         52,984                     43,507           --        266,148           --
Repurchased                (190,395)          --        (50,435)                   (28,421)          --       (254,086)          --
                           --------     --------        -------                    -------      -------       --------      -------
Outstanding at
  December 31, 1998         187,877           --        201,769                    130,013           --      1,581,036           --
Sold                        263,945           --         43,509                     42,671          107        318,708        8,386
Repurchased                (231,067)          --        (40,624)                   (33,099)          --       (305,776)        (116)
                           --------     --------        -------                    -------      -------       --------      -------
Outstanding at
  December 31, 1999         220,755           --        204,654                    139,585          107      1,593,968        8,270
                           ========     ========        =======                    =======      =======       ========      =======

                                                             Capital
                                 Growth and               Appreciation                    Mid-Cap                 International
                                    Stock                     Stock                        Stock                      Stock
                                 Subaccount                Subaccount                   Subaccount                 Subaccount
                             -------------------         -------------------        -------------------        -------------------
                            Type 1       Type 2         Type 1       Type 2        Type 1*      Type 2         Type 1       Type 2
Outstanding at
  December 31, 1996       1,036,605           --        953,534           --                         --        216,089           --
Sold                        313,426           --        490,480           --                         --        216,687           --
Repurchased                (194,852)          --       (252,149)          --                         --        (71,570)          --
                           --------     --------       --------      -------                    -------        -------      -------
Outstanding at
  December 31, 1997       1,155,179           --      1,191,865           --                         --        361,206           --
Sold                        233,645           --        340,862           --                         --        141,913           --
Repurchased                (181,819)          --       (235,746)          --                         --        (91,869)          --
                           --------     --------       --------      -------                    -------        -------      -------
Outstanding at
  December 31, 1998       1,207,005           --      1,296,981           --                         --        411,250           --
Sold                        221,525        4,044        287,074        1,509                        447        125,998          504
Repurchased                (181,747)         (65)      (250,228)         (28)                        (8)       (90,747)          (7)
                           --------     --------       --------      -------                    -------        -------      -------
Outstanding at
  December 31, 1999       1,246,783        3,979      1,333,827        1,481                        439        446,501          497
                           ========     ========       ========      =======                    =======        =======      =======

                                   Global                     Emerging                     High                    Developing
                                 Governments                   Growth                     Income                     Markets
                                 Subaccount                  Subaccount                 Subaccount                 Subaccount
                             -------------------         -------------------        -------------------        -------------------
                            Type 1       Type 2         Type 1       Type 2        Type 1*      Type 2         Type 1*      Type 2
Outstanding at
  December 31, 1996          24,554           --        117,771           --                         --                          --
Sold                         46,412           --        280,804           --                         --                          --
Repurchased                  (8,295)          --        (66,642)          --                         --                          --
                           --------     --------        -------      -------                    -------                     -------
Outstanding at
  December 31, 1997          62,671           --        331,933           --                         --                          --
Sold                          7,299           --        197,716           --                         --                          --
Repurchased                 (10,044)          --        (96,508)          --                         --                          --
                           --------     --------        -------      -------                    -------                     -------
Outstanding at
  December 31, 1998          59,926           --        433,141           --                         --                          --
Sold                         18,188          106        214,540          466                        107                         118
Repurchased                 (26,138)          --       (111,422)         (12)                        --                          --
                           --------     --------        -------      -------                    -------                     -------
Outstanding at
  December 31, 1999          51,976          106        536,259          454                        107                         118
                           ========     ========        =======      =======                    =======                     =======

*This fund not available in this product type.

(6)   Condensed Financial Information

      The table below gives per unit information about the financial history of each subaccount for each period.


                             MONEY MARKET SUBACCOUNT

                                     1999                  1998         1997          1996         1995
                             ---------------------         ----         ----          ----         ----
Net asset value:             Type 1       Type 2**

  Beginning of period        $19.24       $10.00         $18.47       $17.73        $17.05       $16.33
  End of period               19.99        10.00          19.24        18.47         17.73        17.05
Percentage increase
  (decrease) in unit
  value during period           3.9%         0.0%           4.2%         4.1%          4.0%         4.4%
Number of units
  outstanding at
  end of period             220,755           --        187,877      141,908        97,454      125,112


                            TREASURY 2000 SUBACCOUNT

                                     1999                  1998         1997          1996         1995
                             ---------------------         ----         ----          ----         ----
Net asset value:             Type 1       Type 2**

  Beginning of period         $9.09                       $8.53        $8.05         $7.95        $6.63
  End of period                9.29                        9.09         8.53          8.05         7.95

Percentage increase
  (decrease) in unit
  value during period           2.2%                        6.6%         6.0%          1.3%        19.9%

Number of units
  outstanding at
  end of period             204,654                     201,769      199,220       196,670      194,133


                                 BOND SUBACCOUNT

                                     1999                  1998         1997          1996         1995
                             ---------------------         ----         ----          ----         ----
Net asset value:             Type 1       Type 2**

  Beginning of period        $27.82       $10.00         $26.43       $24.82        $24.35       $21.11
  End of period               27.77        10.00          27.82        26.43         24.82        24.35
Percentage increase
  (decrease) in unit
  value during period          (0.2%)        0.0%***        5.3%         6.5%          1.9%        15.4%
Number of units
  outstanding at
  end of period             139,585          107        130,013      114,927        97,411      155,381


                               BALANCED SUBACCOUNT

                                     1999                  1998         1997          1996         1995
                             ---------------------         ----         ----          ----         ----
Net asset value:             Type 1       Type 2**

  Beginning of period        $43.49       $10.00         $38.69       $33.40        $30.41       $25.09
  End of period               49.35        10.09          43.49        38.69         33.40        30.41

Percentage increase
  (decrease) in unit
  value during period          13.5%         0.9%***       12.4%        15.8%          9.8%        21.2%

Number of units
  outstanding at
  end of period           1,593,968        8,270      1,581,036    1,568,974     1,567,551    1,522,893

                       GROWTH AND INCOME STOCK SUBACCOUNT

                                     1999                  1998         1997          1996         1995
                             ---------------------         ----         ----          ----         ----
Net asset value:             Type 1       Type 2**

  Beginning of period        $70.17       $10.00         $60.02       $46.07        $38.09       $29.16

  End of period               82.04        10.08          70.17        60.02         46.07        38.09

Percentage increase
  (decrease) in unit
  value during period          16.9%         0.8%***       16.9%        30.3%         21.0%        30.6%

Number of units
  outstanding at
  end of period           1,246,783        3,979      1,207,005    1,155,179     1,036,605      907,821

                      CAPITAL APPRECIATION STOCK SUBACCOUNT

                                     1999                  1998         1997          1996         1995
                             ---------------------         ----         ----          ----         ----
Net asset value:             Type 1       Type 2**

  Beginning of period        $25.49       $10.00         $21.27       $16.31        $13.55       $10.45

  End of period               31.64        10.38          25.49        21.27         16.31        13.55

Percentage increase
  (decrease) in unit
  value during period          24.1%         3.8%***       19.9%        30.4%         20.4%        29.7%

Number of units
  outstanding at
  end of period           1,333,827        1,481      1,296,981    1,191,865       953,534      663,269


                            MID-CAP STOCK SUBACCOUNT

                                      1999                 1998**       1997**        1996**       1995**
                             ---------------------       ------       ------        ------       ------
Net asset value:             Type 1*      Type 2**

  Beginning of period                     $10.00

  End of period                            10.39

Percentage increase
  (decrease) in unit
  value during period                        3.9%***

Number of units
  outstanding at
  end of period                              439


                         INTERNATIONAL STOCK SUBACCOUNT

                                       1999                1998         1997          1996         1995
                             ---------------------         ----         ----          ----         ----
Net asset value:             Type 1       Type 2**

  Beginning of period        $14.16       $10.00         $12.33       $12.07        $10.61       $10.00

  End of period               18.71        11.33          14.16        12.33         12.07        10.61

Percentage increase
  (decrease) in unit
  value during period          32.1%        13.3%***       14.8%         2.2%         13.7%         6.1%

Number of units
  outstanding at
  end of period             446,501          497        411,250      361,206       216,089       70,876


                          GLOBAL GOVERNMENTS SUBACCOUNT

                                     1999                  1998         1997          1996         1995
                             ---------------------         ----         ----          ----         ----
Net asset value:             Type 1       Type 2**

  Beginning of period        $12.31       $10.00         $11.51       $11.74        $11.39       $10.00

  End of period               11.89        10.00          12.31        11.51         11.74        11.39

Percentage increase
  (decrease) in unit
  value during period*         (3.4%)        0.0%           6.9%        (2.0%)         3.1%        13.9%

Number of units
  outstanding at
  end of period              51,976          106         59,926       62,671        24,554       19,219


                           EMERGING GROWTH SUBACCOUNT

                                     1999                  1998         1997          1996
                             ---------------------         ----         ----          ----
Net asset value:             Type 1       Type 2**

  Beginning of period        $16.24       $10.00         $12.21       $10.11        $10.00

  End of period               28.46        12.47          16.24        12.21         10.11

Percentage increase
  (decrease) in unit
  value during period          75.2%        24.7%***       33.0%        20.8%          1.1%

Number of units
  outstanding at
  end of period             536,259          454        433,141      331,933       117,711


                             HIGH INCOME SUBACCOUNT

                                     1999                  1998**       1997**        1996**       1995**
                             ----------------            ------       ------        ------       ------
Net asset value:             Type 1*      Type 2**

  Beginning of period                     $10.00

  End of period                            10.03

Percentage increase
  (decrease) in unit
  value during period                        0.3%***

Number of units
  outstanding at
  end of period                              107


                          DEVELOPING MARKETS SUBACCOUNT

                                     1999                  1998**       1997**        1996**       1995**
                             ---------------------         ----         ----          ----         ----
Net asset value:             Type 1       Type 2**

  Beginning of period                     $10.00

  End of period                            10.53

Percentage increase
  (decrease) in unit
  value during period                        5.3%***

Number of units
  outstanding at
  end of period                              118

*  This fund not available in this product type.
** TheVULII product  inception  date was November 8, 1999,  with all subaccounts starting with a $10.00 unit price.
***Not annualized.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                        Report of Independent Accountants


To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CUNA Mutual Life Variable Account (comprising, respectively, the Money Market, Treasury 2000, Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, International Stock, Global Governments, Emerging Growth, High Income and the Developing Markets Subaccounts) as of December 31, 1999, the results of each of their operations and the changes in each of their net assets for the year or the period then ended in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of The CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 1999 with Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer High Income Fund and Templeton Developing Markets Fund, provide a reasonable basis for the opinion expressed above. The financial statements of the CUNA Mutual Life Variable Account as of December 31, 1998 and for each of the two years then ended were audited by other independent accountants whose report dated February 5, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 11, 2000